Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite and Indefinite Lived Intangible Assets by Major Class [Table Text Block]
The components of intangible assets, net as of December 31, 2014 and 2013 were as follows:

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible Assets Subject to Amortization:
Customer relationships	$6.8	$2.4	$4.4	$6.8	$2.0	$4.8
Technology use	9.0	4.1	4.9	9.0	3.5	5.5
Capitalized software	50.6	29.6	21.0	41.2	23.4	17.8
	66.4	36.1	30.3	57.0	28.9	28.1
Intangible Assets not Subject to Amortization:
Tradename	—	—	—	0.9	—	0.9
	—	—	—	0.9	—	0.9
Total Intangible Assets	$66.4	$36.1	$30.3	$57.9	$28.9	$29.0